Investment in associates - BeMetals - Narrative (Details) $ in Thousands, shares in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / $ shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 $ / shares
Disclosure Of Investment In Associates [Line Items]
Shares acquired		$ 90,522
Closing foreign exchange rate | $ / $		1.45
Impairment loss			$ 4,885
Current assets		$ 901,789	710,729
Total assets		4,813,998	4,874,619
Comprehensive loss		604,168	(62,201)
Net loss		$ 626,653	(41,588)
BeMetals
Disclosure Of Investment In Associates [Line Items]
Purchase of associates' shares (in shares) | shares		22
Share price (in CAD per share) | $ / shares				$ 0.10
Trading price (in CAD per share) | $ / shares				$ 0.05
Shares acquired		$ 1,589
Quoted market value		$ 2,000
Impairment loss			$ 4,885
Average foreign exchange rate | $ / shares	1.37
Current assets	$ 3,000
Non-current assets	22,000
Total assets	26,000
Assets	17,000
Comprehensive loss	1,000
Net loss	$ 1,000